                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07117

Morgan Stanley Limited Duration Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices) (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: April 30, 2006

Date of reporting period: April 30, 2006

Item 1 - Report to Shareholders
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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Limited Duration Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that market values of securities owned by the fund will decline and, therefore, the value of the fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the year ended April 30, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED APRIL 30, 2006

                                       LIPPER SHORT
     MORGAN        LEHMAN BROTHERS      INVESTMENT
STANLEY LIMITED   U.S. CREDIT INDEX     GRADE BOND
 DURATION FUND        (1-5 YEAR)(1)   FUNDS INDEX(2)
     2.29%              1.89%              2.34%

THE FUND'S TOTAL RETURN ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

During the 12-month review period, fixed-income markets were influenced by a number of factors. Throughout the period, the specter of sharply higher energy prices stoked inflationary fears and prompted concerns about the pace and sustainability of economic growth. The misfortunes of the auto industry also loomed large. Early in 2005, two icons of American industry, General Motors and Ford, were downgraded from investment-grade to below-investment grade credit status. The moves had a significant effect on both the investment-grade and high-yield bond markets, leading to a sharp rise in volatility versus U.S. Treasuries.

In late summer, the Gulf Coast hurricanes resulted in unprecedented devastation. While some observers initially believed that the U.S. economy would suffer lingering aftereffects, the economic impact was less severe and far reaching than many had originally anticipated. Positive economic momentum continued, although waning somewhat in the final months of 2005 before ramping up significantly in the first quarter of 2006. In fact, the Federal Open Market Committee (the "Fed") has revised its growth and inflation projections upward for all of 2006.

As many had expected, the Fed raised the federal funds target rate in 25 basis point increments at each of its meetings, bringing the rate to 4.75 percent at the close of the reporting period. Although most measures of core inflation were at or above the high end of the Fed's acceptable inflation range, the Fed's view was that the U.S. economy remains on solid footing with relatively low core inflation. Investors continued to speculate about the central bank's future course of action and if the current tightening cycle might be nearer an end.

Overall, U.S. Treasury yields increased across the maturity spectrum. During the majority of the period, the yield curve was relatively flat, as short-and intermediate-term bonds were more responsive to the Fed's actions and stronger-than-expected economic data. (The yield curve tracks the difference between the yields of short-term and long-term bonds.) Long-term yields rates also rose; however, and toward the end of the period, the yield curve steepened.

Within the mortgage sector, higher-coupon, longer-dated mortgage-backed issues outperformed lower-coupons issues for much of the period. As is typical during periods of rises in interest rates, prepayment speeds on mortgages slowed, resulting in the attractiveness of the higher yield offered by these issues. Meanwhile, U.S. investment-grade corporate bonds underperformed other major bond market sectors. Within the investment-grade universe, returns were unevenly distributed, with a few key names driving performance within each sector.

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Aaa- and Baa-rated issues posted the highest returns, while A-rated issues lagged. Among the corporate sectors, financials posted the best return. The industrials sector lagged most significantly, mostly due to poor performance by the automotive manufacturers and parts producers sub-sectors.

PERFORMANCE ANALYSIS

Morgan Stanley Limited Duration Fund outperformed the Lehman Brothers U.S. Credit Index (1-5 Year) and underperformed the Lipper Short Investment Grade Bond Funds Index for the 12 months ended April 30, 2006.

Throughout the reporting period, we kept the Fund's overall interest-rate exposure well below that of its benchmark, the Lehman Brothers U.S. Credit Index (1-5 Year). This posture served the Fund well as interest rates rose across the yield curve, especially in the short-term and intermediate-term portions of the curve.

A focus on high-coupon, slow prepaying mortgage-backed securities benefited performance as these issues outperformed their lower-coupon counterparts. As is typical during periods of rising interest rates, prepayment speeds on mortgages slowed, which enhanced the appeal of these higher-yielding issues. This positioning was most favorable during the early portion of the reporting period. In the latter months, however, higher-coupon mortgage-backed issues slowed their pace. Against this backdrop, the yield advantage provided by the Fund's higher-coupon holdings offset the underperformance of its underweight in lower- and current-coupon issues, resulting in an overall neutral impact on performance.

A defensive, underweighted approach toward corporate credit proved helpful as most credit spreads widened. Additionally, within the corporate credit area, favorable sector and security selection decisions further benefited relative performance. The Fund maintained a modest focus on certain medium-quality credits, such as those in the paper and forest products area. Selected life insurance and asset-backed issues remained the focus of the Fund's higher-quality activities.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

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PORTFOLIO COMPOSITION*
Corporate Bonds                    50.8%
Mortgage-Backed Securities         19.0
Asset-Backed Securities            11.9
Private Issues -- CMOs             10.9
Short-Term Investments              4.4
U.S. Government Agencies -- CMOs    3.0

LONG-TERM CREDIT ANALYSIS
Aaa/AAA                            50.8%
Aa/AA                              14.9
A/A                                19.7
Baa/BBB                            14.5
Ba/BB                               0.1

* DOES NOT INCLUDE OUTSTANDING LONG FUTURES CONTRACTS WITH AN UNDERLYING FACE AMOUNT OF $29,948,954 WITH UNREALIZED DEPRECIATION OF $62,680.

DATA AS OF APRIL 30, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION ARE AS A PERCENTAGE OF TOTAL INVESTMENTS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 65 PERCENT OF ITS ASSETS IN SECURITIES ISSUED OR GUARANTEED AS TO PRINCIPAL AND INTEREST BY THE U.S. GOVERNMENT, ITS AGENCIES OR INSTRUMENTALITIES (INCLUDING ZERO COUPON SECURITIES), INVESTMENT GRADE MORTGAGE-BACKED SECURITIES, INCLUDING COLLATERALIZED MORTGAGE OBLIGATIONS, AND INVESTMENT GRADE CORPORATE AND OTHER TYPES OF BONDS. IN SELECTING PORTFOLIO INVESTMENTS TO PURCHASE OR SELL, THE "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS BOTH DOMESTIC AND INTERNATIONAL ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS, THE STEEPNESS OF THE YIELD CURVE AND OTHER FACTORS, AND SEEKS TO MAINTAIN AN OVERALL AVERAGE DURATION FOR THE FUND'S PORTFOLIO OF THREE YEARS OR LESS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR

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AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY
ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION
OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

Performance Summary

PERFORMANCE OF $10,000 INVESTMENT

                                    [CHART]

April 1996
April 1997
April 1998
April 1999
April 2000
April 2001
April 2002
April 2003
April 2004
April 2005
April 2006

ENDING VALUE
------------
             Lehman Brothers U.S.       Lipper Short Investment
Fund++    Credit Index (1-5 year)(1)   Grade Bond Funds Index(2)
------    --------------------------   -------------------------
$15,482            $17,732                      $15,662

ANNUAL AVERAGE TOTAL RETURNS--PERIOD ENDED APRIL 30, 2006

                                                                (SINCE 01/10/94)
SYMBOL                                                                MSLDX
1 YEAR                                                               2.29%(3)
5 YEARS                                                              2.96(3)
10 YEARS                                                             4.47(3)
SINCE INCEPTION                                                      4.44(3)

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.MORGANSTANLEY.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

(1) THE LEHMAN BROTHERS U.S. CREDIT INDEX (1-5 YEAR) INCLUDES U.S. CORPORATE AND SPECIFIED FOREIGN DEBENTURES AND SECURED NOTES WITH MATURITIES OF ONE TO FIVE YEARS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER SHORT INVESTMENT GRADE BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS. THERE ARE NO SALES CHARGES.

++   ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON APRIL 30, 2006.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/05 - 04/30/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), redemption fees or exchange fees.

                                                    BEGINNING         ENDING      EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     11/01/05 -
                                                     11/01/05        04/30/06         04/30/06
                                                  -------------   -------------   ---------------
Actual (1.62% return)                               $1,000.00       $1,016.20          $4.00
Hypothetical (5% annual return before expenses)     $1,000.00       $1,020.83          $4.01

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.80% MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSES RATIOS FOR THE ONE HALF YEAR PERIOD WOULD HAVE BEEN 0.88%

Investment Advisory Agreement Approval

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fees (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was higher than the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund. The Board also noted that in November 2004, the Fund reduced the management fee rate and that the Fund had not had the benefit of a full year under the reduced fee. The Board determined that it would reevaluate the management fee rate once the Fund had had the benefit of the reduced management fee rate for a full year.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for the funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board concluded that the float benefits were relatively small.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests only in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Limited Duration Fund

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2006

PRINCIPAL
AMOUNT IN                                                           COUPON   MATURITY
THOUSANDS                                                            RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------
            Corporate Bonds (50.6%)
            AEROSPACE & DEFENSE (0.5%)
     $435   McDonnell Douglas Corp.                                  6.875%  11/01/06   $  437,942
      330   Northrop Grumman Corp.                                   4.079   11/16/06      327,903
       65   Raytheon Co.                                              6.15   11/01/08       66,170
       55   Raytheon Co.                                              6.75   08/15/07       55,738
                                                                                        ----------
                                                                                           887,753
                                                                                        ----------
            AIR FREIGHT/COURIERS (0.2%)
      385   Fedex Corp.                                               2.65   04/01/07      375,079
                                                                                        ----------
            AIRLINES (0.3%)
      435   Southwest Airlines Co. (Series 01-1)                     5.496   11/01/06      435,852
                                                                                        ----------
            AUTO PARTS: O.E.M. (0.3%)
      530   Johnson Controls, Inc.                                    5.00   11/15/06      528,321
                                                                                        ----------
            BEVERAGES: ALCOHOLIC (0.3%)
      460   Miller Brewing Co. - 144A*                                4.25   08/15/08      448,467
                                                                                        ----------
            BUILDING PRODUCTS (0.1%)
      200   Masco Corp.                                              4.625   08/15/07      197,477
                                                                                        ----------
            CABLE/SATELLITE TV (0.9%)
      710   Comcast Cable Communications, Inc.                       6.875   06/15/09      736,179
      427   Cox Communications Inc.                                   5.45+  12/14/07      429,431
      250   Cox Communications Inc.                                   7.75   08/15/06      251,382
                                                                                        ----------
                                                                                         1,416,992
                                                                                        ----------
            CASINO/GAMING (0.3%)
      455   Harrahs Operating Co. Inc.                               7.125   06/01/07      462,221
                                                                                        ----------
            CHEMICALS: MAJOR DIVERSIFIED (0.2%)
      275   ICI Wilmington Inc.                                      4.375   12/01/08      264,945
                                                                                        ----------
            CONTAINERS/PACKAGING (0.1%)
      145   Sealed Air Corp. - 144A*                                  6.95   05/15/09      150,422
                                                                                        ----------
            DEPARTMENT STORES (0.6%)
      160   Federated Department Stores, Inc.                         6.30   04/01/09      163,288
      820   May Department Stores Co., Inc.                           3.95   07/15/07      803,112
                                                                                        ----------
                                                                                           966,400
                                                                                        ----------
            DRUGSTORE CHAINS (0.1%)
      100   CVS Corp.                                                3.875   11/01/07       97,832
                                                                                        ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON   MATURITY
THOUSANDS                                                            RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------
            ELECTRIC UTILITIES (8.3%)
   $  415   Ameren Corp.                                             4.263%  05/15/07   $   409,853
      385   Appalachian Power Co. (Series G)                          3.60   05/15/08       371,423
      475   Baltimore Gas & Electric Co.                             6.625   03/15/08       485,118
    1,175   Carolina Power & Light Company Inc.                       6.80   08/15/07     1,194,203
      480   CC Funding Trust I                                        6.90   02/16/07       484,925
      710   Columbus Southern Power Co.                               4.40   12/01/10       674,416
    2,120   Consolidated Natural Gas Co. (Series B)                  5.375   11/01/06     2,119,678
      270   Consumers Energy Co.                                      4.80   02/17/09       264,581
      350   Dominion Resources Inc.                                  5.687   05/15/08       350,879
    1,055   DTE Energy Co.                                            6.45   06/01/06     1,055,860
      335   Duke Energy Corp.                                         3.75   03/05/08       325,798
      185   Entergy Gulf States, Inc.                                 3.60   06/01/08       177,246
      295   Entergy Gulf States, Inc.                                 5.22+  12/01/09       291,990
      605   FPL Group Capital Inc.                                   5.551   02/16/08       605,921
    1,090   Pacific Gas & Electric Co.                                3.60   03/01/09     1,038,188
      165   Panhandle Eastern Pipe Line Co. (Series B)                2.75   03/15/07       161,198
      595   Peco Energy Co.                                           3.50   05/01/08       573,838
    1,935   Public Service Electric & Gas Co.                        5.065+  06/23/06     1,934,687
      450   Southwestern Public Service Co. (Series A)                6.20   03/01/09       458,056
      345   Wisconsin Electric Power Co.                              3.50   12/01/07       335,480
                                                                                        -----------
                                                                                         13,313,338
                                                                                        -----------
            ELECTRICAL PRODUCTS (0.3%)
      480   Cooper Industries Inc.                                    5.25   07/01/07       477,645
                                                                                        -----------
            ENVIRONMENTAL SERVICES (0.2%)
      360   WMX Technologies, Inc.                                    7.00   10/15/06       362,609
                                                                                        -----------
            FINANCE/RENTAL/LEASING (3.4%)
      840   American Honda Finance Corp. - 144A*                      3.85   11/06/08       810,807
      545   CIT Group, Inc.                                          2.875   09/29/06       540,027
      695   CIT Group, Inc.                                           4.75   08/15/08       685,758
      710   Countrywide Home Loans, Inc. (Series MTN)                 3.25   05/21/08       680,886
      355   MBNA Corp.                                                5.14+  05/05/08       358,013
    1,360   Nationwide Buildings Society - 144A* (United Kingdom)    2.625   01/30/07     1,333,918
      500   Residential Capital Corp.                                6.125   11/21/08       498,136
      600   SLM Corp.                                                 4.00   01/15/10       569,179
                                                                                        -----------
                                                                                          5,476,724
                                                                                        -----------
            FINANCIAL CONGLOMERATES (4.4%)
      920   Bank One NA Illinois                                      4.81+  05/05/06       919,986
      145   Chase Manhattan Corp.                                     7.00   11/15/09       151,842

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON    MATURITY
THOUSANDS                                                            RATE       DATE        VALUE
---------------------------------------------------------------------------------------------------
   $1,780   Citigroup Global Markets Inc.                             5.00+%  12/12/06   $1,781,426
      595   Citigroup Inc.                                            5.50    08/09/06      595,666
      715   General Electric Capital Corp.                            4.25    12/01/10      680,689
      535   General Electric Capital Corp.                           5.375    03/15/07      535,721
      815   ING Security Life Institutional - 144A*                   2.70    02/15/07      796,139
    1,045   Pricoa Global Funding I - 144A*                           3.90    12/15/08    1,006,559
      610   Prudential Insurance Co. - 144A*                         6.375    07/23/06      611,502
                                                                                         ----------
                                                                                          7,079,530
            FOOD RETAIL (1.3%)                                                           ----------
    1,780   Kroger Co.                                               7.625    09/15/06    1,792,957
      290   Safeway Inc.                                              7.50    09/15/09      306,576
                                                                                         ----------
                                                                                          2,099,533
                                                                                         ----------
            FOOD: MAJOR DIVERSIFIED (1.3%)
      565   General Mills Inc.                                       3.875    11/30/07      551,809
      190   Heinz (H.J.) Co. - 144A*                                 6.428    12/01/08      193,189
    1,270   Kraft Foods Inc.                                          5.25    06/01/07    1,266,516
                                                                                         ----------
                                                                                          2,011,514
                                                                                         ----------
            FOREST PRODUCTS (0.0%)
       57   Weyerhaeuser Co.                                         6.125    03/15/07       57,226
                                                                                         ----------
            GAS DISTRIBUTORS (0.9%)
      320   Nisource Finance Corp.                                   5.344+   11/23/09      321,380
       44   Ras Laffan Liquid Natural Gas Co. Ltd. - 144A*(Qatar)    7.628    09/15/06       44,441
    1,025   Sempra Energy                                             4.75    05/15/09    1,003,657
                                                                                         ----------
                                                                                          1,369,478
                                                                                         ----------
            HOME FURNISHINGS (0.3%)
      450   Mohawk Industries, Inc. (Class C)                         6.50    04/15/07      454,149
                                                                                         ----------
            HOTELS/RESORTS/CRUISELINES (0.5%)
      545   Hyatt Equities LLC - 144A*                               6.875    06/15/07      551,608
      210   Starwood Hotels & Resorts Worldwide, Inc.                7.375+   05/01/07      214,725
                                                                                         ----------
                                                                                            766,333
                                                                                         ----------
            HOUSEHOLD/PERSONAL CARE (0.3%)
      510   Clorox Co. (The)                                         5.025+   12/14/07      510,721
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (0.2%)
      270   Textron Financial Corp.                                  4.125    03/03/08      264,146
                                                                                         ----------
            INSURANCE BROKERS/SERVICES (0.8%)
    1,265   Marsh & McLennan Companies Inc.                          5.375    03/15/07    1,261,415
                                                                                         ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON   MATURITY
THOUSANDS                                                            RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------
            INTEGRATED OIL (0.8%)
  $1,228    Conoco Funding Co. (Canada)                               5.45%  10/15/06   $1,228,501
                                                                                        ----------
            INVESTMENT BANKS/BROKERS (1.2%)
   1,055    Goldman Sachs Group Inc. (The)                           4.125   01/15/08    1,035,282
     917    Lehman Brothers Holdings, Inc.                            8.25   06/15/07      946,085
                                                                                        ----------
                                                                                         1,981,367
                                                                                        ----------
            INVESTMENT MANAGERS (1.2%)
   1,240    TIAA Global Markets - 144A*                              3.875   01/22/08    1,209,538
     750    TIAA Global Markets - 144A*                               5.00   03/01/07      747,087
                                                                                        ----------
                                                                                         1,956,625
                                                                                        ----------
            LIFE/HEALTH INSURANCE (2.8%)
   1,540    Genworth Financial, Inc.                                  5.06+  06/15/07    1,543,095
     585    John Hancock Financial Services, Inc.                    5.625   12/01/08      589,892
     450    John Hancock Global Funding II - 144A*                   5.625   06/27/06      450,227
   1,255    Met Life Global Funding I - 144A*                        3.375   10/05/07    1,218,244
     355    Monumental Global Funding II - 144A*                      3.85   03/03/08      345,466
     350    Monumental Global Funding II - 144A*                     4.375   07/30/09      339,282
                                                                                        ----------
                                                                                         4,486,206
                                                                                        ----------
            MAJOR BANKS (4.9%)
   1,290    ABN Amro Bank (Netherlands)                               4.80+  05/11/07    1,291,491
     800    Bank of America Corp.                                    3.375   02/17/09      760,813
     265    Bank of America Corp.                                     4.75   10/15/06      264,381
     80     Bank of America Corp.                                     5.25   02/01/07       80,011
     285    Bank of New York Co., Inc. (The)                          5.20   07/01/07      284,380
     955    Branch Banking & Trust Corp.                              4.90+  06/04/07      956,154
     500    Huntington National Bank                                  2.75   10/16/06      494,362
     895    Key Bank NA                                              7.125   08/15/06      899,232
     315    Popular North America Inc. (Series MTN)                   5.65   04/15/09      314,400
   1,420    Suntrust Bank Atlanta                                     7.25   09/15/06    1,429,423
     180    Wachovia Corp.                                           3.625   02/17/09      172,155
     880    Wachovia Corp.                                            4.95   11/01/06      878,349
                                                                                        ----------
                                                                                         7,825,151
                                                                                        ----------
            MAJOR TELECOMMUNICATIONS (0.9%)
     325    Deutsche Telekom International Finance Corp.
               (Netherlands)                                          8.00+  06/15/10      353,580
     385    Telecom Italia Capital SpA (Luxembourg)                   4.00   11/15/08      371,474
     740    Verizon Global Funding Corp.                             6.125   06/15/07      745,884
                                                                                        ----------
                                                                                         1,470,938
                                                                                        ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON   MATURITY
THOUSANDS                                                            RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------
            MANAGED HEALTH CARE (0.7%)
  $  480    UnitedHealth Group Inc.                                  4.125%  08/15/09   $  461,403
     685    WellPoint Health Networks Inc.                           6.375   06/15/06      685,964
                                                                                        ----------
                                                                                         1,147,367
                                                                                        ----------
            MEDIA CONGLOMERATES (0.4%)
     340    Time Warner, Inc.                                         6.15   05/01/07      342,485
     300    Viacom Inc. - 144A*                                       5.75   04/30/11      298,236
                                                                                        ----------
                                                                                           640,721
                                                                                        ----------
            MEDICAL SPECIALTIES (0.4%)
     605    Baxter International Inc.                                5.196   02/16/08      602,530
                                                                                        ----------
            MOTOR VEHICLES (0.9%)
     295    DaimlerChrysler North American Holdings Co.               4.05   06/04/08      286,480
     345    DaimlerChrysler North American Holdings Co.               5.33+  03/13/09      345,375
     860    DaimlerChrysler North American Holdings Co.               6.40   05/15/06      860,271
                                                                                        ----------
                                                                                         1,492,126
                                                                                        ----------
            MULTI-LINE INSURANCE (1.6%)
   1,265    American General Finance Corp. (Series MTNF)             5.875   07/14/06    1,266,948
     125    AXA Financial, Inc.                                       6.50   04/01/08      127,459
     340    Hartford Financial Services Group, Inc. (The)            2.375   06/01/06      339,258
     500    International Lease Finance Corp.                         3.75   08/01/07      489,466
     310    International Lease Finance Corp.                        4.625   06/02/08      305,318
                                                                                        ----------
                                                                                         2,528,449
                                                                                        ----------
            OIL & GAS PIPELINES (0.3%)
     555    Enbridge Energy Partners, LP                              4.00   01/15/09      530,630
                                                                                        ----------
            OTHER CONSUMER SERVICES (0.4%)
     565    Cendant Corp.                                             6.25   01/15/08      571,621
                                                                                        ----------
            OTHER METALS/MINERALS (0.2%)
     245    Brascan Corp. (Canada)                                   8.125   12/15/08      259,859
                                                                                        ----------
            PROPERTY - CASUALTY INSURERS (1.7%)
     845    Allstate Finance Global Funding II - 144A*               2.625   10/22/06      834,295
     815    Mantis Reef Ltd. - 144A* (Australia)                     4.692   11/14/08      792,022
     255    Platinum Underwriters Holdings, Ltd.
               (Series B) (Bermuda)                                  6.371   11/16/07      253,950
     405    St. Paul Travelers Companies, Inc. (The)                  5.01   08/16/07      402,795
     500    XLLIAC Global Funding - 144A*                             4.80   08/10/10      483,339
                                                                                        ----------
                                                                                         2,766,401
                                                                                        ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON   MATURITY
THOUSANDS                                                            RATE      DATE        VALUE
--------------------------------------------------------------------------------------------------
            PULP & PAPER (0.4%)
  $  365    International Paper Co.                                   3.80%  04/01/08   $  353,878
     375    Sappi Papier Holding AG - 144A* (Austria)                 6.75   06/15/12      357,066
                                                                                        ----------
                                                                                           710,944
                                                                                        ----------
            RAILROADS (1.3%)
     385    Burlington North Santa Fe Railway Co.                    6.125   03/15/09      392,605
     270    Norfolk Southern Corp.                                    7.35   05/15/07      275,842
     285    Union Pacific Corp.                                      3.625   06/01/10      264,601
   1,120    Union Pacific Corp. (Series MTNE)                         6.79   11/09/07    1,143,664
                                                                                        ----------
                                                                                         2,076,712
                                                                                        ----------
            REAL ESTATE DEVELOPMENT (0.5%)
     430    World Financial Properties - 144A*                        6.91   09/01/13      450,439
     379    World Financial Properties - 144A*                        6.95   09/01/13      398,059
                                                                                        ----------
                                                                                           848,498
                                                                                        ----------
            REAL ESTATE INVESTMENT TRUSTS (0.5%)
     440    EOP Operating LP                                         6.763   06/15/07      445,952
     330    Simon Property Group LP                                  6.375   11/15/07      334,520
                                                                                        ----------
                                                                                           780,472
                                                                                        ----------
            REGIONAL BANKS (0.8%)
     845    US Bancorp (Series MTNN)                                  5.10   07/15/07      840,914
     525    US Bank NA (Series BKNT)                                  2.85   11/15/06      518,513
                                                                                        ----------
                                                                                         1,359,427
                                                                                        ----------
            SAVINGS BANKS (1.4%)
     420    Household Finance Corp.                                  4.125   12/15/08      407,877
   1,010    Household Finance Corp.                                   6.40   06/17/08    1,030,852
     150    Sovereign Bank (Series CD)                                4.00   02/01/08      146,744
     255    Washington Mutual Inc.                                    7.50   08/15/06      256,634
     310    Washington Mutual Inc.                                    8.25   04/01/10      336,110
                                                                                        ----------
                                                                                         2,178,217
                                                                                        ----------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (0.8%)
     500    Caterpillar Financial Services Corp. (Series MTNF)       3.625   11/15/07      487,707
     525    John Deere Capital Corp.                                 3.375   10/01/07      510,932
     360    John Deere Capital Corp.                                  4.50   08/22/07      356,210
                                                                                        ----------
                                                                                         1,354,849
                                                                                        ----------
            WIRELESS TELECOMMUNICATIONS (0.4%)
     580    Vodafone Group PLC (United Kingdom)                       5.05+  12/28/07      580,401
                                                                                        ----------
            Total Corporate Bonds (COST $82,581,707)                                    81,114,134
                                                                                        ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE                 VALUE
---------------------------------------------------------------------------------------------------------------
            U.S. Government Agencies -- Mortgage-Backed Securities (18.9%)
   $1,309   Federal Home Loan Mortgage Corp.                         7.50%    10/01/26 - 08/01/32  $  1,365,915
      950   Federal Home Loan Mortgage Corp. ARM                    3.536          07/01/34             929,009
    1,517   Federal Home Loan Mortgage Corp. ARM                    4.158          08/01/34           1,502,593
       18   Federal Home Loan Mortgage Corp. PC Gold                 6.50    07/01/29 - 09/01/29         18,214
    2,013   Federal Home Loan Mortgage Corp. PC Gold                 7.50    01/01/30 - 07/01/32      2,100,178
      985   Federal National Mortgage Assoc.                         6.50    01/01/29 - 07/01/32      1,005,561
    5,872   Federal National Mortgage Assoc.                         7.00    02/01/26 - 12/01/35      6,045,395
      400   Federal National Mortgage Assoc.                         7.00            ***                411,250
      758   Federal National Mortgage Assoc.                         7.50    09/01/29 - 09/01/32        789,898
      998   Federal National Mortgage Assoc. ARM.                   3.566          07/01/34             985,647
      517   Federal National Mortgage Assoc. ARM.                   3.765          06/01/34             515,365
    1,347   Federal National Mortgage Assoc. ARM.                   4.112          09/01/34           1,333,677
    1,568   Federal National Mortgage Assoc. ARM.                   4.189          05/01/35           1,552,985
    1,342   Federal National Mortgage Assoc. ARM.                   4.324          04/01/35           1,323,324
    1,292   Federal National Mortgage Assoc. ARM.                   4.355          05/01/35           1,273,167
    1,170   Federal National Mortgage Assoc. ARM.                   4.506          04/01/35           1,155,214
    1,305   Federal National Mortgage Assoc. ARM.                   4.724          07/01/33           1,305,300
    1,405   Federal National Mortgage Assoc. ARM.                   4.767          07/01/35           1,373,621
    1,947   Federal National Mortgage Assoc. ARM                    4.777          09/01/35           1,908,183
    1,444   Government National Mortgage Assoc. II                  4.375+   06/20/22 - 05/20/23      1,443,395
    1,634   Government National Mortgage Assoc. II                   4.50+   08/20/29 - 09/20/29      1,636,355
      337   Government National Mortgage Assoc. II                  5.125+   10/20/24 - 12/20/24        339,491
                                                                                                   ------------
            Total U.S. Government Agencies -- Mortgage-Backed Securities
            (COST $30,777,427)                                                                       30,313,737
                                                                                                   ============
            Asset-Backed Securities (11.8%)
            FINANCE/RENTAL/LEASING
    1,800   Capital Auto Receivables Asset Trust 2006-1 A3           5.03          10/15/09           1,792,784
      600   Capital One Multi-Asset Execution Trust 2005-A2 A2       4.05          02/15/11             587,799
    1,675   Capital One Prime Auto Receivables Trust 2006-1 A3       4.99          09/15/10           1,668,811
    1,800   Chase Manhattan Auto Owner Trust 2004-A A4               2.83          09/15/10           1,746,363
    1,450   CNH Equipment Trust 2005-A A3                            4.02          04/15/09           1,431,676
    1,600   Daimler Chrysler Auto Trust 2005-B A3                    4.04          09/08/09           1,580,832
      656   Harley-Davidson Motorcycle Trust 2002-2 A2               3.09          06/15/10             648,503
    2,801   Harley-Davidson Motorcycle Trust 2003-3 A2               2.76          05/15/11           2,758,782
      725   Hertz Vehicle Financing LLC 2005-2A A2                   4.93          02/25/10             717,198
    1,500   Nissan Auto Receivables Owner Trust 2004-A A4            2.76          07/15/09           1,455,278
    1,500   Nissan Auto Receivables Owner Trust 2005-B A3            3.99          07/15/09           1,480,360
    2,150   USAA Auto Owner Trust 2005-3 A3                          4.55          02/16/10           2,130,717

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE                 VALUE
---------------------------------------------------------------------------------------------------------------
  $ 1,000   Wachovia Auto Owner Trust 2005-B A3                      4.79%         04/20/10        $    993,527
                                                                                                   ------------
            Total Asset-Backed Securities
            (COST $19,273,815)                                                                       18,992,630
                                                                                                   ------------
            Private Issues -- Collateralized Mortgage Obligations (10.9%)
      696   Bear Stearns Series 2003-3 3A                           5.309+         10/25/33             697,610
    4,060   CountryWide Alt Ln Tst - 2005-81 X1 IO                  1.368+         02/25/37             227,110
    5,488   CountryWide Alt Ln Tst - 2006-0A1 2X IO                 1.055+         03/20/46             283,812
    7,237   CountryWide Home Loans - 2004-25 1X IO                  1.562+         02/25/35             176,400
      989   CountryWide Alt Ln Tst - 2006-0A1 1A2                   5.223+         03/20/46             989,565
      138   DSLA Nim Corp. - 2006-1 N1                              5.926+         04/20/46             137,926
    3,048   Greenpoint Mortgage Funding Trust - 2005-AR3 X1 IO      1.627+         08/25/45             100,477
      900   Greenpoint Mortgage Funding Trust - 2006-AR2 4A1        6.959+         03/25/36             923,624
    5,034   Greenpoint Mortgage Funding Trust - 2005-AR4 X4 IO      1.532+         10/25/45             162,822
        2   Harborview Mortgage Loan Trust - 2006-1 PO1 PO           0.00          03/19/37               1,610
   10,439   Harborview Mortgage Loan Trust - 2005-16 X3 IO           1.38+         01/19/36             368,618
    5,270   Harborview Mortgage Loan Trust - 2005-3 X2 IO           0.798+         06/19/35             138,346
    5,322   Harborview Mortgage Loan Trust - 2006-1 X1 IO           1.424+         03/19/37             276,103
    3,825   Harborview Mortgage Loan Trust - 2005-16 X1 IO          1.712+         01/19/36             136,151
    6,470   Harborview Mortgage Loan Trust - 2005-2 X IO            1.102+         05/19/35             169,829
      970   Harborview Mortgage Loan - 2006-1 2A1A                   5.15+         03/19/37             970,225
    1,968   Harborview Mortgage Loan Trust - 2005-16 4A1A           5.888+         01/19/36           2,010,712
      111   Harborview Nim Corp. 2006-BU1 N1                        5.926+         02/20/46             111,288
      918   Luminent Mortgage Trust - 2006-1 A1                     5.199+         04/25/36             919,108
      891   Luminent Mortgage Trust - 2006-2 A1B                    5.239+         02/25/46             891,885
      555   Residential Accredit Loans Inc. - 2006-Q01 1A1          5.219+         02/25/46             554,678
      473   Residential Accredit Loans Inc. - 2006-Q01 2A1          5.229+         02/25/46             475,416
      903   Structured Asset Mortgage Investment Inc. -
               2006-AR1 2A2                                         5.269+         02/25/36             905,734
    1,127   Structured Asset Mortgage Investment Inc. -
               2006-AR2 A2                                          5.269+         02/25/36           1,129,746
    6,431   Washington Mutual Mortgage Pass-Through Certificates
               2004-AR10 X IO                                       0.576+         07/25/44             120,576
    3,697   Washington Mutual Mortgage Pass-Through Certificates
               2004-AR8 X IO                                        0.584+         06/25/44              69,315
    9,137   Washington Mutual Mortgage Pass-Through Certificates
               2004-AR12 X IO                                       0.601+         10/25/44             159,892
    1,657   Washington Mutual Mortgage Pass-Through Certificates
               2005-AR15 A1B3                                       5.299+         11/25/45           1,667,777
      754   Washington Mutual Mortgage Pass-Through Certificates
               2005-AR8 2AB3                                        5.319+         07/25/45             758,540
    1,866   Washington Mutual Mortgage Pass-Through Certificates
               2005-AR13 A1B3                                       5.319+         10/25/45           1,875,939
                                                                                                   ------------
            Total Private Issues -- Collateralized Mortgage
               Obligations
            (COST $17,501,138)                                                                       17,410,834
                                                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                           COUPON      MATURITY
THOUSANDS                                                            RATE         DATE                 VALUE
---------------------------------------------------------------------------------------------------------------
            U.S. Government Agencies -- Collateralized Mortgage Obligations (3.0%)
   $1,597   Federal Home Loan Mortgage Corp. 2182 ZC                 7.50%         09/15/29        $  1,672,455
    1,946   Federal National Mortgage Assoc. 2005 - 27 NA (PAC)      5.50          01/25/24           1,945,207
    1,100   Federal National Mortgage Assoc. 2005 - 27 NA (PAC)      6.50          06/25/35           1,136,192
                                                                                                   ------------
            Total U.S. Government Agencies -- Collateralized
               Mortgage Obligations (COST $4,917,802)                                                 4,753,854
                                                                                                   ------------
            Short-Term Investments (4.4%)
            U.S. Government Obligation (a) (0.1%)
      200   U.S. Treasury Bill** (COST $198,272)                     4.26          07/13/06             198,272
                                                                                                   ------------
            Repurchase Agreement (4.3%)
    6,838   Joint repurchase agreement account (dated 04/28/06;
               proceeds $6,840,721) (b) (COST $6,838,000)           4.775          05/01/06           6,838,000
                                                                                                   ------------
            Total Short-Term Investments
            (COST $7,036,272)                                                                         7,036,272
                                                                                                   ------------
            Total Investments
            (COST $162,088,161)(C)(D)                                99.6%                          159,621,461
            Other Assets in Excess of Liabilities                     0.4                               578,859
                                                                                                   ------------
            Net Assets                                              100.0%                         $160,200,320
                                                                                                   ============

----------
ARM ADJUSTABLE RATE MORTGAGE. INTEREST RATE IN EFFECT AS OF APRIL 30, 2006.

IO   INTEREST ONLY SECURITY.

PAC  PLANNED AMORTIZATION CLASS.

PC   PARTICIPATION CERTIFICATE.

PO   PRINCIPAL ONLY SECURITY.

*    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN THE AMOUNT OF $55,125.

*** SECURITY WAS PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.

+    FLOATING RATE SECURITY; RATE SHOWN IS THE RATE IN EFFECT AT APRIL 30, 2006.

(A) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.

(B)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(C) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $30,368,133 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.

(D) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $164,069,246. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $104,713 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $4,552,498, RESULTING IN NET UNREALIZED DEPRECIATION OF $4,447,785.

                        SEE NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS OPEN AT APRIL 30, 2006:

NUMBER OF                DESCRIPTION, DELIVERY   UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT       MONTH AND YEAR      AMOUNT AT VALUE   DEPRECIATION
-------------------------------------------------------------------------------
   147         Long      U.S. Treasury Note 2
                         year, June 2006           $29,948,954       $(62,680)
                                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
APRIL 30, 2006

Assets:
Investments in securities, at value (cost $162,088,161)            $159,621,461
Receivable for:
   Interest                                                           1,403,680
   Investments sold                                                     303,795
   Principal paydowns                                                   100,023
   Shares of beneficial interest sold                                    40,702
   Variation margin                                                      22,969
Prepaid expenses and other assets                                        20,252
                                                                   ------------
      Total Assets                                                  161,512,882
                                                                   ------------
Liabilities:
Payable for:
   Investments purchased                                                741,944
   Shares of beneficial interest redeemed                               355,577
   Investment advisory fee                                               69,132
   Dividends to shareholders                                             35,350
   Administration fee                                                    10,781
   Transfer agent fee                                                    10,245
Accrued expenses and other payables                                      89,533
                                                                   ------------
      Total Liabilities                                               1,312,562
                                                                   ------------
      Net Assets                                                   $160,200,320
                                                                   ------------
Composition of Net Assets:
Paid-in-capital                                                    $190,680,229
Net unrealized depreciation                                          (2,529,380)
Dividends in excess of net investment income                         (1,878,696)
Accumulated net realized loss                                       (26,071,833)
                                                                   ------------
      Net Assets                                                   $160,200,320
                                                                   ============
      Net Asset Value Per Share, 17,759,262 shares outstanding
         (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)           $       9.02
                                                                   ============

Statement of Operations
FOR THE YEAR ENDED APRIL 30, 2006

Net Investment Income:
Interest Income                                                     $ 9,785,672
                                                                    -----------
Expenses
Investment advisory fee                                               1,355,785
Transfer agent fees and expenses                                        307,050
Administration fee                                                      208,582
Professional fees                                                        94,375
Shareholder reports and notices                                          66,084
Custodian fees                                                           46,245
Registration fees                                                        34,842
Trustees' fees and expenses                                               3,575
Other                                                                    42,051
                                                                    -----------
      Total Expenses                                                  2,158,589
Less: amounts waived/reimbursed                                         (72,490)
Less: expense offset                                                       (276)
                                                                    -----------
      Net Expenses                                                    2,085,823
                                                                    -----------
      Net Investment Income                                           7,699,849
                                                                    -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments                                                          (3,042,686)
Futures contracts                                                        76,166
                                                                    -----------
      Net Realized Loss                                              (2,966,520)
                                                                    -----------
Net Change in Unrealized Appreciation/ Depreciation on:
Investments                                                             677,389
Futures contracts                                                        (3,346)
                                                                    -----------
      Net Appreciation                                                  674,043
                                                                    -----------
      Net Loss                                                       (2,292,477)
                                                                    -----------
Net Increase                                                        $ 5,407,372
                                                                    ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                      FOR THE YEAR     FOR THE YEAR
                                                          ENDED           ENDED
                                                     APRIL 30, 2006   APRIL 30, 2005
                                                     --------------   --------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                $   7,699,849    $  11,464,957
Net realized loss                                       (2,966,520)      (1,312,107)
Net change in unrealized appreciation/depreciation         674,043       (5,091,390)
                                                     -------------    -------------
   Net Increase                                          5,407,372        5,061,460
Dividends to Shareholders from Net Investment
   Income                                              (10,065,548)     (16,474,040)
Net decrease from transactions in shares of
   beneficial interest                                (191,265,877)    (120,871,693)
                                                     -------------    -------------
   Net Decrease                                       (195,924,053)    (132,284,273)
Net Assets:
Beginning of period                                    356,124,373      488,408,646
                                                     -------------    -------------
End of Period
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT
INCOME OF $1,878,696 AND $3,499,479, RESPECTIVELY)   $ 160,200,320    $ 356,124,373
                                                     =============    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2006

1. Organization and Accounting Policies

Morgan Stanley Limited Duration Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on January 10, 1994.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee, which is paid directly to the Fund, for shares redeemed within seven days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.52% of the portion of the daily net assets not exceeding $1 billion; 0.47% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion and 0.42% of the portion of the daily net assets in excess of $2 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 0.80% of the average daily net assets of the Fund.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities/prepayments of portfolio securities, excluding short-term investments, for the year ended April 30, 2006 were $135,828,528 and $311,733,340, respectively. Included in the aforementioned are purchases and sales/prepayments of U.S. Government securities of $83,568,905 and $128,306,201, respectively. Also, included in the aforementioned transactions were sales of $78,788,048 with MSIF Trust Limited Duration Fund, including net realized losses of $1,829,534.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                              FOR THE YEAR                  FOR THE YEAR
                                                 ENDED                          ENDED
                                             APRIL 30, 2006                APRIL 30, 2005
                                      ---------------------------   ----------------------------
                                         SHARES         AMOUNT         SHARES          AMOUNT
                                      -----------   -------------   ------------   -------------
Sold                                    3,479,165   $  31,694,608    13,944,535    $ 129,742,246
Reinvestment of dividends                 795,079       7,229,149     1,321,375       12,255,388
                                      -----------   -------------   -----------    -------------
                                        4,274,244      38,923,757    15,265,910      141,997,634
Redeemed                              (25,350,341)   (230,189,634)  (28,350,418)    (262,869,327)
                                      -----------   -------------   -----------    -------------
Net decrease                          (21,076,097)  $(191,265,877)  (13,084,508)   $(120,871,693)
                                      ===========   =============   ===========    =============

5. Expense Offset

The expense offset represents a reduction of the custodian and transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

6. Purposes of and Risks Relating to Certain Financial Instruments

To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement and Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risk may also arise upon entering into contracts from the potential inability of counterparties to meet the terms of their contacts.

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                     FOR THE YEAR     FOR THE YEAR
                                         ENDED            ENDED
                                    APRIL 30, 2006   APRIL 30, 2005
                                    --------------   --------------
Ordinary income                      $ 10,100,099     $ 16,513,968

As of April 30, 2006, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income        $    136,388
Undistributed long-term gains                  --
Net accumulated earnings                  136,388
Capital loss carryforward*            (21,831,288)
Post-October losses                    (4,301,244)
Temporary differences                     (35,980)
Net unrealized depreciation            (4,447,785)
                                     ------------
Total accumulated losses             $(30,479,909)
                                     ============

*As of April 30, 2006, the Fund had a net capital loss carryforward of $21,831,288 of which $20,504 will expire on April 30, 2007, $51,242 will expire on April 30, 2008, $2,035,052 will expire on April 30, 2009, $1,582,163 will expire on April 30, 2011, $2,183,130 will expire on April 30, 2012,

$11,744,997 will expire on April 30, 2013 and $4,214,200 will expire on April 30, 2014 to offset future capital gains to the extent provided by regulations.

As of April 30, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), and book amortization of premiums on debt securities and permanent book/tax differences primarily attributable to losses on paydowns, tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $1,838,203, accumulated net realized loss was charged $2,148,279 and dividends in excess of net investment income was credited $3,986,482.

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

Morgan Stanley Limited Duration Fund

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                      FOR THE YEAR ENDED APRIL 30,
                                                ----------------------------------------------------------------
                                                  2006          2005          2004          2003          2002
                                                --------      --------      --------      --------      --------
Selected Per Share Data:
Net asset value, beginning of period            $   9.17      $   9.41      $   9.68      $   9.59      $   9.44
                                                --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income                            0.16          0.19          0.17          0.24          0.41
   Net realized and unrealized gain (loss)          0.05         (0.08)        (0.07)         0.13          0.19
                                                --------      --------      --------      --------      --------
Total income from investment operations             0.21          0.11          0.10          0.37          0.60
                                                --------      --------      --------      --------      --------
Less dividends from net investment income:         (0.36)        (0.35)        (0.37)        (0.28)        (0.45)
                                                --------      --------      --------      --------      --------
Net asset value, end of period                  $   9.02      $   9.17      $   9.41      $   9.68      $   9.59
                                                ========      ========      ========      ========      ========
Total Return+                                       2.29%         1.20%         0.99%         3.93%         6.50%

Ratios to Average Net Assets:
Expenses(before expense offset)                     0.80%(2)      0.76%(1)      0.85%(1)      0.84%(2)      0.80%(2)
Net investment income                               2.95%         2.63%         1.75%         1.90%         3.94%

Supplemental Data:
Net assets, end of period, in thousands         $160,200      $356,124      $488,409      $429,409      $166,631
Portfolio turnover rate                               54%           82%          240%          217%          327%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

(2) IF THE FUND HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                 EXPENSE   NET INVESTMENT
 PERIOD ENDED     RATIO     INCOME RATIO
--------------   -------   --------------
APRIL 30, 2006    0.83%         2.93%
APRIL 30, 2003    0.87          1.86
APRIL 30, 2002    0.92          3.82

                        SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Limited Duration Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Morgan Stanley Limited Duration Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Limited Duration Fund (the "Fund"), including the portfolio of investments, as of April 30, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Limited Duration Fund as of April 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JUNE 20, 2006

Morgan Stanley Limited Duration Fund

TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                            TERM OF                                        IN FUND
                           POSITION(S)    OFFICE AND                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN     OTHER DIRECTORSHIPS HELD BY
   INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**       BY TRUSTEE***              TRUSTEE
------------------------   -----------   ------------   -----------------------------   -------------   ----------------------------
Michael Bozic (65)         Trustee       Since          Private Investor; Director or   197             Director of various business
c/o Kramer Levin                         April 1994     Trustee of the Retail Funds                     organizations.
Naftalis & Frankel LLP                                  (since April 1994) and the
Counsel to the                                          Institutional Funds (since
Independent Trustees                                    July 2003); formerly Vice
1177 Avenue of the                                      Chairman of Kmart Corporation
Americas New York, NY                                   (December 1998-October 2000),
10036                                                   Chairman and Chief Executive
                                                        Officer of Levitz Furniture
                                                        Corporation (November 1995-
                                                        November 1998) and President
                                                        and Chief Executive Officer
                                                        of Hills Department Stores
                                                        (May 1991-July 1995);
                                                        formerly variously Chairman,
                                                        Chief Executive Officer,
                                                        President and Chief Operating
                                                        Officer (1987-1991) of the
                                                        Sears Merchandise Group of
                                                        Sears, Roebuck & Co.

Edwin J. Garn (73)         Trustee       Since          Consultant; Director or         197             Director of Franklin Covey
1031 N. Chartwell Court                  January 1993   Trustee of the Retail Funds                     (time management systems),
Salt Lake City, UT 84103                                (since January 1993) and the                    BMW Bank of North America,
                                                        Institutional Funds (since                      Inc. (industrial loan
                                                        July 2003); member of the                       corporation), Escrow Bank
                                                        Utah Regional Advisory Board                    USA (industrial loan
                                                        of Pacific Corp. (utility                       corporation), United Space
                                                        company); formerly Managing                     Alliance (joint venture
                                                        Director of Summit Ventures                     between Lockheed Martin and
                                                        LLC (2000-2004) (lobbying and                   the Boeing Company) and
                                                        consulting firm); United                        Nuskin Asia Pacific
                                                        States Senator (R-Utah)                         (multilevel marketing);
                                                        (1974-1992) and Chairman,                       member of the board of
                                                        Senate Banking Committee                        various civic and charitable
                                                        (1980-1986), Mayor of Salt                      organizations.
                                                        Lake City, Utah (1971-1974),
                                                        Astronaut, Space Shuttle
                                                        Discovery (April 12-19,
                                                        1985), and Vice Chairman,
                                                        Huntsman Corporation
                                                        (chemical company).

Wayne E. Hedien (72)       Trustee       Since          Retired; Director or Trustee    197             Director of The PMI Group
c/o Kramer Levin                         September      of the Retail Funds (since                      Inc. (private mortgage
Naftalis & Frankel LLP                   1997           September 1997) and the                         insurance); Trustee and Vice
Counsel to the                                          Institutional Funds (since                      Chairman of The Field Museum
Independent Trustees                                    July 2003); formerly                            of Natural History; director
1177 Avenue of the                                      associated with the Allstate                    of various other business
Americas New York, NY                                   Companies (1966-1994), most                     and charitable
10036                                                   recently as Chairman of The                     organizations.
                                                        Allstate Corporation (March
                                                        1993-December 1994) and
                                                        Chairman and Chief Executive
                                                        Officer of its wholly-owned
                                                        subsidiary, Allstate
                                                        Insurance Company (July
                                                        1989-December 1994).

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                            TERM OF                                        IN FUND
                           POSITION(S)    OFFICE AND                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN     OTHER DIRECTORSHIPS HELD BY
   INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**       BY TRUSTEE***              TRUSTEE
------------------------   -----------   ------------   -----------------------------   -------------   ----------------------------
Dr.Manuel H. Johnson       Trustee       Since          Senior Partner, Johnson Smick   197             Director of NVR, Inc. (home
(57)                                     July 1991      International, Inc., a                          construction); Director of
c/o Johnson Smick Group,                                consulting firm; Chairman of                    KFX Energy; Director of RBS
Inc. 888 16th Street, NW                                the Audit Committee and                         Greenwich Capital Holdings
Suite 740 Washington,                                   Director or Trustee of the                      (financial holding company).
D.C. 20006                                              Retail Funds (since July
                                                        1991) and the Institutional
                                                        Funds (since July 2003);
                                                        Co-Chairman and a founder of
                                                        the Group of Seven Council
                                                        (G7C), an international
                                                        economic commission; formerly
                                                        Vice Chairman of the Board of
                                                        Governors of the Federal
                                                        Reserve System and Assistant
                                                        Secretary of the U.S.
                                                        Treasury.

Joseph J. Kearns (63)      Trustee       Since          President, Kearns &             198             Director of Electro Rent
c/o Kearns & Associates                  July 2003      Associates LLC (investment                      Corporation (equipment
LLC PMB754 23852 Pacific                                consulting); Deputy Chairman                    leasing), The Ford Family
Coast Highway Malibu, CA                                of the Audit Committee and                      Foundation, and the UCLA
90265                                                   Director or Trustee of the                      Foundation.
                                                        Retail Funds (since July
                                                        2003) and the Institutional
                                                        Funds (since August
                                                        1994); previously Chairman of
                                                        the Audit Committee of the
                                                        Institutional Funds (October
                                                        2001-July 2003); formerly CFO
                                                        of the J. Paul Getty Trust.

Michael E. Nugent (69)     Trustee       Since          General Partner of Triumph      197             None.
c/o Triumph Capital,                     July 1991      Capital, L.P., a private
L.P. 445 Park Avenue New                                investment partnership;
York, NY 10022                                          Chairman of the Insurance
                                                        Committee and Director or
                                                        Trustee of the Retail Funds
                                                        (since July 1991) and the
                                                        Institutional Funds (since
                                                        July 2001); formerly Vice
                                                        President, Bankers Trust
                                                        Company and BT Capital
                                                        Corporation (1984-1988).

Fergus Reid (73)           Trustee       Since          Chairman of Lumelite Plastics   198             Trustee and Director of
c/o Lumelite Plastics                    July 2003      Corporation; Chairman of the                    certain investment companies
Corporation 85 Charles                                  Governance Committee and                        in the JPMorgan Funds
Colman Blvd. Pawling, NY                                Director or Trustee of the                      complex managed by J.P.
12564                                                   Retail Funds (since July                        Morgan Investment Management
                                                        2003) and the Institutional                     Inc.
                                                        Funds (since June 1992).

Interested Trustees:

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                            TERM OF                                        IN FUND
                           POSITION(S)    OFFICE AND                                       COMPLEX
NAME, AGE AND ADDRESS OF    HELD WITH      LENGTH OF       PRINCIPAL OCCUPATION(S)         OVERSEEN     OTHER DIRECTORSHIPS HELD BY
   INDEPENDENT TRUSTEE      REGISTRANT   TIME SERVED*       DURING PAST 5 YEARS**       BY TRUSTEE***              TRUSTEE
------------------------   -----------   ------------   -----------------------------   -------------   ----------------------------
Charles A. Fiumefreddo     Chairman of   Since          Chairman and Director or        197             None.
(72)                       the Board     July 1991      Trustee of the Retail Funds
c/o Morgan Stanley Trust   and Trustee                  (since July 1991) and the
Harborside Financial                                    Institutional Funds (since
Center, Plaza Two,                                      July 2003); formerly Chief
Jersey City, NJ 07311                                   Executive Officer of the
                                                        Retail Funds (until September
                                                        2002).

James F. Higgins (58)      Trustee       Since          Director or Trustee of the      197             Director of AXA Financial,
c/o Morgan Stanley Trust                 June 2000      Retail Funds (since June                        Inc. and The Equitable Life
Harborside Financial                                    2000) and the Institutional                     Assurance Society of the
Center, Plaza Two,                                      Funds (since July 2003);                        United States (financial
Jersey City, NJ 07311                                   Senior Advisor of Morgan                        services).
                                                        Stanley; Director of Dean
                                                        Witter Realty Inc.

----------
* THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS").

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

Officers:

                                                        TERM OF
                                 POSITION(S)          OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH            LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT         TIME SERVED*      PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS**
---------------------------   -----------------   ------------------   --------------------------------------------
Ronald E. Robison (67)        President and       Since May 2003       President (since September 2005) and
1221 Avenue of the Americas   Principal                                Principal Executive Officer (since
New York, NY 10020            Executive Officer                        May 2003) of funds in the Fund Complex;
                                                                       President (since September 2005) and
                                                                       Principal Executive Officer (since
                                                                       May 2003) of the Van Kampen Funds; Managing
                                                                       Director, Director and/or Officer of the
                                                                       Investment Adviser and various entities
                                                                       affiliated with the Investment Adviser;
                                                                       Director of Morgan Stanley SICAV (since
                                                                       May 2004). Formerly, Executive Vice
                                                                       President (July 2003 to September 2005) of
                                                                       funds in the Fund Complex and the Van
                                                                       Kampen Funds; President and Director of
                                                                       the Institutional Funds (March 2001 to
                                                                       July 2003); Chief Global Operating Officer
                                                                       of Morgan Stanley Investment Management
                                                                       Inc.; Chief Administrative Officer of
                                                                       Morgan Stanley Investment Advisors Inc.;
                                                                       Chief Administrative Officer of Morgan
                                                                       Stanley Services Company Inc.

J. David Germany (51)         Vice President      Since                Managing Director and (since December 2005)
25 Cabot Square                                   February 2006        Chief Investment Officer - Global Fixed
Canary Wharf, London                                                   Income of Morgan Stanley Investment
United Kingdom E144QA                                                  Management; Managing Director and Director
                                                                       of Morgan Stanley Investment Management
                                                                       Ltd.; Vice President (since February 2006)
                                                                       of the Retail and Institutional Funds.

Dennis F. Shea (52)           Vice President      Since                Managing Director and (since February 2006)
1221 Avenue of the Americas                       February 2006        Chief Investment Officer - Global Equity
New York, NY 10020                                                     of Morgan Stanley Investment Management;
                                                                       Vice President (since February 2006) of the
                                                                       Retail and Institutional Funds. Formerly,
                                                                       Managing Director and Director of Global
                                                                       Equity Research at Morgan Stanley.

Barry Fink (51)               Vice President      Since                Managing Director and General Counsel of
1221 Avenue of the Americas                       February 1997        Morgan Stanley Investment Management;
New York, NY 10020                                                     Managing Director of the Investment
                                                                       Adviser and various entities affiliated
                                                                       with the Investment Adviser; Vice
                                                                       President of the Retail Funds and (since
                                                                       July 2003) the Institutional Funds.
                                                                       Formerly, Secretary, General Counsel
                                                                       and/or Director of the Investment Adviser
                                                                       and various entities affiliated with the
                                                                       Investment Adviser; Secretary and General
                                                                       Counsel of the Retail Funds.

Amy R. Doberman (44)          Vice President      Since July 2004      Managing Director and General Counsel,
1221 Avenue of the Americas                                            U.S. Investment Management of Morgan
New York, NY 10020                                                     Stanley Investment Management (since
                                                                       July 2004); Vice President of the Retail
                                                                       Funds and the Institutional Funds (since
                                                                       July 2004); Vice President of the Van
                                                                       Kampen Funds (since August 2004); Secretary
                                                                       (since February 2006) and Managing Director
                                                                       (since July 2004) of the Investment Adviser
                                                                       and various entities affiliated with the
                                                                       Investment Adviser. Formerly, Managing
                                                                       Director and General Counsel - Americas,
                                                                       UBS Global Asset Management (July 2000 to
                                                                       July 2004).

Carsten Otto (42)             Chief Compliance    Since October 2004   Managing Director and U.S. Director of
1221 Avenue of the Americas   Officer                                  Compliance for Morgan Stanley Investment
New York, NY 10020                                                     Management (since October 2004); Managing
                                                                       Director and Chief Compliance Officer of
                                                                       Morgan Stanley Investment Management.
                                                                       Formerly, Assistant Secretary and
                                                                       Assistant General Counsel of the Retail
                                                                       Funds.

Stefanie V. Chang Yu (39)     Vice President      Since July 2003      Executive Director of the Investment
1221 Avenue of the Americas                                            Adviser and various entities affiliated
New York, NY 10020                                                     with the Investment Adviser; Vice
                                                                       President of the Retail Funds (since
                                                                       July 2002) and the Institutional Funds
                                                                       (since December 1997). Formerly, Secretary
                                                                       of various entities affiliated with the
                                                                       Investment Adviser.

                                                        TERM OF
                                 POSITION(S)          OFFICE AND
  NAME, AGE AND ADDRESS OF        HELD WITH            LENGTH OF
     EXECUTIVE OFFICER            REGISTRANT         TIME SERVED*      PRINCIPAL OCCUPATION(S)DURING PAST 5 YEARS**
---------------------------   -----------------   ------------------   --------------------------------------------
Francis J. Smith (40)         Treasurer and       Treasurer (since     Executive Director of the Investment
c/o Morgan Stanley Trust      Chief Financial     July 2003) and       Adviser and various entities affiliated
Harborside Financial Center,  Officer             Chief Financial      with the Investment Adviser; Treasurer and
Plaza Two,                                        Officer (since       Chief Financial Officer of the Retail Funds
Jersey City, NJ 07311                             September 2002)      (since July 2003). Formerly, Vice President
                                                                       of the Retail Funds (September 2002 to
                                                                       July 2003).

Mary E. Mullin (39)           Secretary           Since July 2003      Executive Director of the Investment
1221 Avenue of the Americas                                            Adviser and various entities affiliated
New York, NY 10020                                                     with the Investment Adviser; Secretary of
                                                                       the Retail Funds (since July 2003) and the
                                                                       Institutional Funds (since June 1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.

** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS, AS APPLICABLE.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

Of the Fund's ordinary dividends paid during the fiscal year ended April 30, 2006, 2.40% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Limited Duration Fund

Annual Report
April 30, 2006

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) The Fund has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                           REGISTRANT     COVERED ENTITIES(1)

AUDIT FEES                 $35,125                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES      $   540(2)     $ 5,190,300(2)
   TAX FEES                $ 5,475(3)     $ 2,044,491(4)
   ALL OTHER FEES          $    --        $        --
TOTAL NON-AUDIT FEES       $ 6,015        $ 7,234,791
TOTAL                      $41,140        $ 7,234,791

2005

                           REGISTRANT     COVERED ENTITIES(1)

AUDIT FEES                 $33,458                   N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES      $   452(2)         $3,215,745(2)
   TAX FEES                $ 7,495(3)         $   24,000(4)
   ALL OTHER FEES          $    --            $       --
TOTAL NON-AUDIT FEES       $ 7,947            $3,239,745
TOTAL                      $41,405            $3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS

     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Van Kampen Asset Management
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS

     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley Investment Management Limited
     Morgan Stanley Investment Management Private Limited
     Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Limited Duration Fund


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
June 20, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
June 20, 2006


/s/ Francis Smith
---------------------------
Francis Smith
Principal Financial Officer
June 20, 2006